Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 152,305	$ 148,967
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	101,941	105,684
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	8,827	6,231
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	26,073	29,428
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 15,464	$ 7,624